MARKET VECTORS EMERGING MARKETS LOCAL CURRENCY BOND ETF
RISK/RETURN
INVESTMENT OBJECTIVE

Market Vectors Emerging Markets Local Currency Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the J.P. Morgan Government Bond Index - Emerging Markets Global Core (the “Emerging Markets Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, which are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS EMERGING MARKETS LOCAL CURRENCY BOND ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS EMERGING MARKETS LOCAL CURRENCY BOND ETF
Management Fee		0.35%
Other Expenses		0.14%
Total Annual Fund Operating Expenses	[1]	0.49%
Fee Waivers and Expense Reimbursement	[1]	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.49%
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund's average daily net assets per year until at least September 1, 2012. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3	5	10
MARKET VECTORS EMERGING MARKETS LOCAL CURRENCY BOND ETF	50	157	274	616

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period July 22, 2010 (the Fund’s commencement of operations) through April 30, 2011, the Fund’s portfolio turnover was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Fund’s benchmark is comprised of bonds issued by emerging market governments and denominated in the local currency of the issuer. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Emerging Markets Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Emerging Markets Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Emerging Markets Index, the Fund does not purchase all of the securities in the Emerging Markets Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Emerging Markets Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Emerging Markets Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Emerging Markets Index concentrates in an industry or group of industries. As of July 31, 2011, no industries represented a significant portion of the Emerging Markets Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governement agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up.

Sovereign Debt Risk. Investments in sovereign debt securities involves special risks not present in corporate debt securities. The governmental authority that controls the repayment of the debt may be unable or unwilling to make interest payments and/or repay the principal on its debt. If an issuer of sovereign debt securities defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis.

Risks of Investing in Foreign Securities. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because the Fund may invest in securities denominated in foreign currencies and the income received by the Fund will generally be in foreign currency, changes in currency exchange rates may negatively impact the Fund’s return. In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Risks of Investing in Emerging Market Securities. Investments in emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Restricted Securities/Rule 144A Securities Risk. The Fund’s investments may include restricted securities and Rule 144A securities. Restricted securities and Rule 144A securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in bonds, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Emerging Markets Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value (“NAV”) than would be the case if the Fund held all of the securities in the Emerging Markets Index. Conversely, a positive development relating to an issuer of securities in the Emerging Markets Index that is not held by the Fund could cause the Fund to underperform the Emerging Markets Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Emerging Markets Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Emerging Markets Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Emerging Markets Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Emerging Markets Index as would be the case if the Fund purchased all of the securities in the Index in the proportions in which they are represented in the Emerging Markets Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Emerging Markets Index, the Fund’s return may deviate significantly from the return of the Emerging Markets Index.

Risk of Cash Transactions. Unlike most other exchange-traded funds (“ETFs”), the Fund expects to effect a portion of its creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Emerging Markets Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

PERFORMANCE
The Fund commenced operations on July 22, 2010 and therefore does not have performance history for a full calendar year. Visit vaneck.com/etf for current performance figures.
MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF
RISK/RETURN
INVESTMENT OBJECTIVE

Market Vectors High-Yield Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital Municipal Custom High Yield Composite Index (the “High Yield Index”).

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF
Management Fee		0.35%
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1]	0.35%
[1]	The Investment Management Agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3	5	10
MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF	36	113	197	443

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The Fund’s benchmark index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the High Yield Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the High Yield Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the High Yield Index, the Fund does not purchase all of the securities in the High Yield Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the High Yield Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the High Yield Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the High Yield Index concentrates in an industry or group of industries. As of July 31, 2011, the health care and special tax industries (i.e., revenue bonds backed by a specific tax) represented a significant portion of the High Yield Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations.

High Yield Securities Risk. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual municipal developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The secondary market for municipal securities that are junk bonds may be less liquid than the markets for higher quality securities or junk bonds issued by corporate issuers and, as such, may have an adverse effect on the market prices of certain securities.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Restricted Securities/Rule 144A Securities Risk. The Fund’s investments may include restricted securities and Rule 144A securities. Restricted securities and Rule 144A securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Private Activity Bonds Risk. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. The Fund’s private activity bond holdings also may pay interest subject to the alternative minimum tax. See “Shareholder Information—Tax Information” for more details.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the High Yield Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the High Yield Index. Conversely, a positive development relating to an issuer of securities in the High Yield Index that is not held by the Fund could cause the Fund to underperform the High Yield Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the High Yield Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the High Yield Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the High Yield Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the High Yield Index as would be the case if the Fund purchased all of the securities in the High Yield Index in the proportions in which they are represented in the High Yield Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the High Yield Index, the Fund’s return may deviate significantly from the return of the High Yield Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the High Yield Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the last calendar year. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns for one year compared with the Fund’s benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com/etf.

Annual Total Returns-Calendar Year

The year-to-date total return as of June 30, 2011 was 5.55%.

Best Quarter:	3.21%	1Q ’10
Worst Quarter:	-5.94%	4Q ’10

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	1 Year	Since Inception	Inception Date
MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF	1.86%	13.25%	Feb 4, 2009
MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF After Taxes on Distributions	1.86%	13.25%
MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF After Taxes on Distributions and Sales	3.34%	12.34%
MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF Barclays Capital Municipal Custom High Yield Composite Index (reflects no deduction for fees, expenses or taxes)	6.71%	15.96%

MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF
RISK/RETURN
INVESTMENT OBJECTIVE

Market Vectors Intermediate Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free Intermediate Continuous Municipal Index (the “Intermediate Index”).

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF
Management Fee		0.24%
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1]	0.24%
[1]	The Investment Management Agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3	5	10
MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF	25	77	135	306

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Intermediate Index. The Intermediate Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated intermediate term tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Intermediate Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Intermediate Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Intermediate Index, the Fund does not purchase all of the securities in the Intermediate Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Intermediate Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Intermediate Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Intermediate Index concentrates in an industry or group of industries. As of July 31, 2011, the transportation and special tax (i.e., revenue bonds backed by a specific tax) industries represented a significant portion of the Intermediate Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Intermediate Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Intermediate Index. Conversely, a positive development relating to an issuer of securities in the Intermediate Index that is not held by the Fund could cause the Fund to underperform the Intermediate Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Intermediate Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Intermediate Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Intermediate Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Intermediate Index as would be the case if the Fund purchased all of the securities in the Intermediate Index in the proportions in which they are represented in the Intermediate Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Intermediate Index, the Fund’s return may deviate significantly from the return of the Intermediate Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Intermediate Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years shown compared with the Fund’s benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at vaneck.com/etf.

Annual Total Returns-Calendar Years

The year-to-date total return as of June 30, 2011 was 5.14%.

Best Quarter:	7.30%	3Q ’09
Worst Quarter:	-5.27%	4Q ’10

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	1 Year	Since Inception	Inception Date
MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF	2.28%	3.79%	Dec 4, 2007
MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF After Taxes on Distributions	2.27%	3.79%
MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF After Taxes on Distributions and Sales	2.71%	3.75%
MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF Barclays Capital AMT-Free Intermediate Continuous Municipal Index (reflects no deduction for fees, expenses or taxes)	3.23%	4.89%

MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF
RISK/RETURN
INVESTMENT OBJECTIVE

Market Vectors Investment Grade Floating Rate ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Investment Grade Floating Rate Index (the “Floating Rate Index”).

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF
Management Fee		0.35%
Other Expenses	[1]	0.14%
Total Annual Fund Operating Expenses	[2]	0.49%
Fee Waivers and Expense Reimbursement	[2]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.19%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.19% of the Fund's average daily net assets per year until at least September 1, 2012. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3
MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF	19	127

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period April 25, 2011 (the Fund’s commencement of operations) through April 30, 2011, the Fund’s portfolio turnover was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Fund’s benchmark is comprised of U.S. dollar-denominated floating rate notes issued by corporate issuers or similar commercial entities that are public reporting companies in the U.S. and rated investment grade by at least one of three rating services: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch International Rating Agency (“Fitch”). Investment grade securities are those rated Baa3 or higher by Moody’s or rated BBB- or higher by S&P or Fitch. The Fund will generally invest a significant portion of its assets in Rule 144A securities. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Floating Rate Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Floating Rate Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Floating Rate Index, the Fund does not purchase all of the securities in the Floating Rate Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Floating Rate Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Floating Rate Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Floating Rate Index concentrates in an industry or group of industries. As of July 31, 2011, the financial services industry represented a significant portion of the Floating Rate Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates, although floating rate securities may reduce this risk because their interest rates periodically reset. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up.

Risks of Investing in the Financial Services Sector. The Fund will generally invest a significant portion of its assets in the financial services industry. As such, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates. The profitability of companies in the financial services sector may be adversely affected by loan losses, which usually increase in economic downturns. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in such institutions.

Restricted Securities/Rule 144A Securities Risk. Restricted securities and Rule 144A securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in corporate bonds, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Floating Rate Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Floating Rate Index. Conversely, a positive development relating to an issuer of securities in the Floating Rate Index that is not held by the Fund could cause the Fund to underperform the Floating Rate Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Floating Rate Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Floating Rate Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Floating Rate Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Floating Rate Index, the Fund’s return may deviate significantly from the return of the Floating Rate Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Floating Rate Index as would be the case if the Fund purchased all of the securities in the Floating Rate Index in the proportions in which they are represented in the Floating Rate Index. The Fund is expected to value some or all of its investments based on fair value prices.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

PERFORMANCE
The Fund commenced operations on April 25, 2011 and therefore does not have a performance history for a full calendar year. Visit vaneck.com/etf for current performance figures.
MARKET VECTORS LONG MUNICIPAL INDEX ETF
RISK/RETURN
INVESTMENT OBJECTIVE

Market Vectors Long Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free Long Continuous Municipal Index (the “Long Index”).

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS LONG MUNICIPAL INDEX ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS LONG MUNICIPAL INDEX ETF
Management Fee		0.24%
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1]	0.24%
[1]	The Investment Management Agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3	5	10
MARKET VECTORS LONG MUNICIPAL INDEX ETF	25	77	135	306

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Long Index. The Long Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Long Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Long Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Long Index, the Fund does not purchase all of the securities in the Long Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Long Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Long Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Long Index concentrates in an industry or group of industries. As of July 31, 2011, the health care, transportation, special tax (i.e., revenue bonds backed by a specific tax) and education industries represented a significant portion of the Long Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Long Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Long Index. Conversely, a positive development relating to an issuer of securities in the Long Index that is not held by the Fund could cause the Fund to underperform the Long Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Long Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Long Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Long Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Long Index as would be the case if the Fund purchased all of the securities in the Long Index in the proportions in which they are represented in the Long Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Long Index, the Fund’s return may deviate significantly from the return of the Long Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Long Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year compared with the Fund’s benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at vaneck.com/etf.

Annual Total Returns-Calendar Years

The year-to-date total return as of June 30, 2011 was 6.75%.

Best Quarter:	10.82%	3Q ’09
Worst Quarter:	-8.60%	4Q ’10

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	1 Year	Since Inception	Inception Date
MARKET VECTORS LONG MUNICIPAL INDEX ETF	(0.67%)	(0.50%)	Jan 2, 2008
MARKET VECTORS LONG MUNICIPAL INDEX ETF After Taxes on Distributions	(0.67%)	(0.50%)
MARKET VECTORS LONG MUNICIPAL INDEX ETF After Taxes on Distributions and Sales	1.17%	0.24%
MARKET VECTORS LONG MUNICIPAL INDEX ETF Barclays Capital AMT-Free Intermediate Continuous Municipal Index (reflects no deduction for fees, expenses or taxes)	0.85%	2.21%

MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF
RISK/RETURN
INVESTMENT OBJECTIVE

Market Vectors Pre-Refunded Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital Municipal Pre-Refunded—Treasury-Escrowed Index (the “Pre-Refunded Index”).

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF
Management Fee		0.24%
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1]	0.24%
[1]	The Investment Management Agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3	5	10
MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF	25	77	135	306

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The Fund’s benchmark is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated high yield tax-exempt bond market. Constituent bonds include pre-refunded and/or escrowed-to-maturity municipal bonds, provided that the collateral in the escrow account is comprised strictly of obligations of, and carry the full faith and credit of, the U.S. Treasury. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Pre-Refunded Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Pre-Refunded Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Pre-Refunded Index, the Fund does not purchase all of the securities in the Pre-Refunded Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Pre-Refunded Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Pre-Refunded Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Pre-Refunded Index concentrates in an industry or group of industries. As of July 31, 2011, the transportation industry represented a significant portion of the Pre-Refunded Index.

Principal Risks of Investing in the Fund

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations.

Pre-Refunded Bonds Risk. Pre-refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded bonds commonly referred to as “escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded bonds held by the Fund is funded from securities held in a designated escrow account where such securities are obligations of and carry the full faith and credit of the U.S. Treasury. The securities held in the escrow fund pledged to pay the principal and interest of the pre-refunded bond do not guarantee the price of the bond. Investment in pre-refunded bonds held by the Fund may subject the Fund to interest rate and reinvestment risk.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Reinvestment Risk. Reinvestment risk is the risk that proceeds from the current investment, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment. Reinvestment risk is greater on short- to intermediate-term instruments.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Pre-Refunded Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Pre-Refunded Index. Conversely, a positive development relating to an issuer of securities in the Pre-Refunded Index that is not held by the Fund could cause the Fund to underperform the Pre-Refunded Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Pre-Refunded Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Pre-Refunded Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Pre-Refunded Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Pre-Refunded Index as would be the case if the Fund purchased all of the securities in the Pre-Refunded Index in the proportions in which they are represented in the Pre-Refunded Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Pre-Refunded Index, the Fund’s return may deviate significantly from the return of the Pre-Refunded Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Pre-Refunded Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the last calendar year. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns for one year compared with the Fund’s benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com/etf.

Annual Total Returns-Calendar Years

The year-to-date total return as of June 30, 2011 was 2.18%.

Best Quarter:	1.41%	2Q ’10
Worst Quarter:	-1.88%	4Q ’10

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	1 Year	Since Inception	Inception Date
MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF	0.62%	1.30%	Feb 2, 2009
MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF After Taxes on Distributions	0.62%	1.30%
MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF After Taxes on Distributions and Sales	0.90%	1.30%
MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF Barclays Capital Municipal Pre-Refunded-Treasury-Escrowed Index (reflects no deduction for fees, expenses or taxes)	1.50%	2.09%

MARKET VECTORS SHORT MUNICIPAL INDEX ETF
RISK/RETURN
INVESTMENT OBJECTIVE

Market Vectors Short Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free Short Continuous Municipal Index (the “Short Index”).

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS SHORT MUNICIPAL INDEX ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS SHORT MUNICIPAL INDEX ETF
Management Fee		0.20%
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1]	0.20%
[1]	The Investment Management Agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3	5	10
MARKET VECTORS SHORT MUNICIPAL INDEX ETF	20	64	113	255

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Short Index. The Short Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Short Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Short Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Short Index, the Fund does not purchase all of the securities in the Short Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Short Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Short Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Short Index concentrates in an industry or group of industries. As of July 31, 2011, the special tax (i.e., revenue bonds backed by a specific tax) and transportation industries represented a significant portion of the Short Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Short Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Short Index. Conversely, a positive development relating to an issuer of securities in the Short Index that is not held by the Fund could cause the Fund to underperform the Short Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Short Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Short Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Short Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Short Index as would be the case if the Fund purchased all of the securities in the Short Index in the proportions in which they are represented in the Short Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Short Index, the Fund’s return may deviate significantly from the return of the Short Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Short Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year compared with the Fund’s benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at vaneck.com/etf.

Annual Total Returns-Calendar Years

The year-to-date total return as of June 30, 2011 was 3.03%.

Best Quarter:	3.16%	3Q ’09
Worst Quarter:	-1.85%	4Q ’10

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	1 Year	Since Inception	Inception Date
MARKET VECTORS SHORT MUNICIPAL INDEX ETF	1.88%	3.79%	Feb 22, 2008
MARKET VECTORS SHORT MUNICIPAL INDEX ETF After Taxes on Distributions	1.88%	3.79%
MARKET VECTORS SHORT MUNICIPAL INDEX ETF After Taxes on Distributions and Sales	1.95%	3.59%
MARKET VECTORS SHORT MUNICIPAL INDEX ETF Barclays Capital AMT-Free Short Continuous Municipal Index (reflects no deduction for fees, expenses or taxes)	2.72%	4.53%

MARKET VECTORS CALIFORNIA LONG MUNICIPAL INDEX ETF
RISK/RETURN
Investment Objective

Market Vectors California Long Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free California Long Municipal Index (the “California Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS CALIFORNIA LONG MUNICIPAL INDEX ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS CALIFORNIA LONG MUNICIPAL INDEX ETF
Management Fee		0.25%
Other Expenses	[1][2]	none
Total Annual Fund Operating Expenses	[2]	0.25%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Investment Management Agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3
MARKET VECTORS CALIFORNIA LONG MUNICIPAL INDEX ETF	26	80

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the California Index. The California Index is comprised of publicly traded California municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the California Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the California Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the California Index, the Fund does not purchase all of the securities in the California Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the California Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the California Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the California Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

California Specific Risk. Investors will be exposed to risks associated with the unique aspects of the State of California’s economy, political system and government financing structures. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. The deterioration of California’s fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities, and the Fund’s net asset value (“NAV”), will experience greater volatility. In addition, further downgrades of California’s general obligation bond rating could result in a reduction in the market value of the California municipal securities held by the Fund, which could negatively impact the Fund’s NAV and/or the distributions paid by the Fund. Future political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of issuers of California municipal securities.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the California Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the California Index. Conversely, a positive development relating to an issuer of securities in the California Index that is not held by the Fund could cause the Fund to underperform the California Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the California Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the California Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the California Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the California Index as would be the case if the Fund purchased all of the securities in the California Index in the proportions in which they are represented in the California Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the California Index, the Fund’s return may deviate significantly from the return of the California Index.

Risks of Cash Transactions. Unlike most other exchange-traded funds (“ETFs”), the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income tax or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the California Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at vaneck.com/etf.

MARKET VECTORS MASSACHUSETTS MUNICIPAL INDEX ETF
RISK/RETURN
Investment Objective

Market Vectors Massachusetts Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free Massachusetts Municipal Index (the “Massachusetts Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS MASSACHUSETTS MUNICIPAL INDEX ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS MASSACHUSETTS MUNICIPAL INDEX ETF
Management Fee		0.25%
Other Expenses	[1][2]	none
Total Annual Fund Operating Expenses	[2]	0.25%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Investment Management Agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3
MARKET VECTORS MASSACHUSETTS MUNICIPAL INDEX ETF	26	80

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Massachusetts Index. The Massachusetts Index is comprised of publicly traded Massachusetts municipal bonds that cover the U.S. dollar denominated tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Massachusetts Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Massachusetts Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Massachusetts Index, the Fund does not purchase all of the securities in the Massachusetts Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Massachusetts Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Massachusetts Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Massachusetts Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Massachusetts Specific Risk. The Fund concentrates its investments in Massachusetts municipal bonds and, therefore, may be significantly impacted by political, economic or regulatory developments that affect issuers in Massachusetts and their ability to pay principal and interest on their obligations. Massachusetts is a densely populated state with a well educated population, comparatively high income levels and a relatively diversified economy. In April 2006, Massachusetts passed legislation essentially mandating healthcare insurance for all residents. Those residents unable to secure insurance on their own will have their premiums subsidized by the Commonwealth. Firms with more than 10 workers will be required to provide insurance to their employees or pay a fee to the Commonwealth. It is unknown at this time whether this new legislation will ultimately reduce or increase healthcare costs to the Commonwealth and its employers. Though impacted more severely than most states during the recent recession, the Commonwealth has taken steps to improve its financial profile on an ongoing basis. Changes in the way school construction and the Massachusetts Bay Transportation Authority are funded should create more budgetary certainty. The Commonwealth’s Budget Stabilization Fund ended fiscal year 2007 with a balance of  $2.3 billion. The Budget Stabilization Fund is projected to remain at  $2.1 billion at the end of fiscal year 2008.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Massachusetts Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Massachusetts Index. Conversely, a positive development relating to an issuer of securities in the Massachusetts Index that is not held by the Fund could cause the Fund to underperform the Massachusetts Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Massachusetts Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Massachusetts Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Massachusetts Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Massachusetts Index as would be the case if the Fund purchased all of the securities in the Massachusetts Index in the proportions in which they are represented in the Massachusetts Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Massachusetts Index, the Fund’s return may deviate significantly from the return of the Massachusetts Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income tax or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Massachusetts Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at vaneck.com/etf.

MARKET VECTORS NEW JERSEY MUNICIPAL INDEX ETF
RISK/RETURN
Investment Objective

Market Vectors New Jersey Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free New Jersey Municipal Index (the “New Jersey Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS NEW JERSEY MUNICIPAL INDEX ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS NEW JERSEY MUNICIPAL INDEX ETF
Management Fee		0.25%
Other Expenses	[1][2]	none
Total Annual Fund Operating Expenses	[2]	0.25%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Investment Management Agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3
MARKET VECTORS NEW JERSEY MUNICIPAL INDEX ETF	26	80

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the New Jersey Index. The New Jersey Index is comprised of publicly traded New Jersey municipal bonds that cover the U.S. dollar denominated tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the New Jersey Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the New Jersey Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the New Jersey Index, the Fund does not purchase all of the securities in the New Jersey Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the New Jersey Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the New Jersey Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the New Jersey Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

New Jersey Specific Risk. The Fund concentrates its investments in New Jersey municipal bonds and, therefore, may be significantly impacted by political, economic or regulatory developments that affect issuers in New Jersey and their ability to pay principal and interest on their obligations. New Jersey’s economy is closely tied to New York City’s economy and has benefited from an influx of jobs from New York City. The State’s high cost nature and slow population growth are often cited as impediments to higher economic growth. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post employment benefits. New Jersey’s debt burden has increased substantially in the past decade and is high by any number of measurements. This may reduce financial flexibility in the future.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the New Jersey Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the New Jersey Index. Conversely, a positive development relating to an issuer of securities in the New Jersey Index that is not held by the Fund could cause the Fund to underperform the New Jersey Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the New Jersey Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the New Jersey Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the New Jersey Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the New Jersey Index as would be the case if the Fund purchased all of the securities in the New Jersey Index in the proportions in which they are represented in the New Jersey Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the New Jersey Index, the Fund’s return may deviate significantly from the return of the New Jersey Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the New Jersey Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at vaneck.com/etf.

MARKET VECTORS NEW YORK LONG MUNICIPAL INDEX ETF
RISK/RETURN
Investment Objective

Market Vectors New York Long Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free New York Long Municipal Index (the “New York Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS NEW YORK LONG MUNICIPAL INDEX ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS NEW YORK LONG MUNICIPAL INDEX ETF
Management Fee		0.25%
Other Expenses	[1][2]	none
Total Annual Fund Operating Expenses	[2]	0.25%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Investment Management Agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3
MARKET VECTORS NEW YORK LONG MUNICIPAL INDEX ETF	26	80

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the New York Index. The New York Index is comprised of publicly traded New York municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the New York Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the New York Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the New York Index, the Fund does not purchase all of the securities in the New York Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the New York Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the New York Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the New York Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

New York Specific Risk. The Fund concentrates its investments in New York municipal bonds and, therefore, will have greater exposure to negative political, economic, regulatory or other factors within the State of New York, including the financial condition of its public authorities and political subdivisions, than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the New York Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the New York Index. Conversely, a positive development relating to an issuer of securities in the New York Index that is not held by the Fund could cause the Fund to underperform the New York Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the New York Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the New York Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the New York Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the New York Index as would be the case if the Fund purchased all of the securities in the New York Index in the proportions in which they are represented in the New York Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the New York Index, the Fund’s return may deviate significantly from the return of the New York Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the New York Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at vaneck.com/etf.

MARKET VECTORS OHIO MUNICIPAL INDEX ETF
RISK/RETURN
Investment Objective

Market Vectors Ohio Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free Ohio Municipal Index (the “Ohio Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS OHIO MUNICIPAL INDEX ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS OHIO MUNICIPAL INDEX ETF
Management Fee		0.25%
Other Expenses	[1][2]	none
Total Annual Fund Operating Expenses	[2]	0.25%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Investment Management Agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3
MARKET VECTORS OHIO MUNICIPAL INDEX ETF	26	80

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Ohio Index. The Ohio Index is comprised of publicly traded Ohio municipal bonds that cover the U.S. dollar denominated tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Ohio Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Ohio Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Ohio Index, the Fund does not purchase all of the securities in the Ohio Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Ohio Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Ohio Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Ohio Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Ohio Specific Risk. The Fund concentrates its investments in Ohio municipal bonds and, therefore, may be significantly impacted by political, economic or regulatory developments that affect issuers in Ohio and their ability to pay principal and interest on their obligations. According to Economy.com, Ohio’s economy is growing slowly and is one of the weakest in the nation. Population growth remains very low and Ohio is one of the four slowest growing states in the nation. Ohio’s large exposure to the auto industry has been a drag on its economy as the industry continues to struggle. Ohio ranks among the nation’s highest for personal bankruptcy filings, mortgage foreclosures and mortgage delinquency rates according to FDIC. The State continues to cut services in order to accommodate the reduction of revenue. In addition, the State and its various subdivisions may face increasing financial pressure from costs relating to pensions and other post employment benefits.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Ohio Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Ohio Index. Conversely, a positive development relating to an issuer of securities in the Ohio Index that is not held by the Fund could cause the Fund to underperform the Ohio Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Ohio Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Ohio Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Ohio Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Ohio Index as would be the case if the Fund purchased all of the securities in the Ohio Index in the proportions in which they are represented in the Ohio Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Ohio Index, the Fund’s return may deviate significantly from the return of the Ohio Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Ohio Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at vaneck.com/etf.

MARKET VECTORS PENNSYLVANIA MUNICIPAL INDEX ETF
RISK/RETURN
Investment Objective

Market Vectors Pennsylvania Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free Pennsylvania Municipal Index (the “Pennsylvania Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	MARKET VECTORS PENNSYLVANIA MUNICIPAL INDEX ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MARKET VECTORS PENNSYLVANIA MUNICIPAL INDEX ETF
Management Fee		0.25%
Other Expenses	[1][2]	none
Total Annual Fund Operating Expenses	[2]	0.25%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Investment Management Agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1	3
MARKET VECTORS PENNSYLVANIA MUNICIPAL INDEX ETF	26	80

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Pennsylvania Index. The Pennsylvania Index is comprised of publicly traded Pennsylvania municipal bonds that cover the U.S. dollar denominated tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Pennsylvania Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Pennsylvania Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Pennsylvania Index, the Fund does not purchase all of the securities in the Pennsylvania Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Pennsylvania Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Pennsylvania Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Pennsylvania Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Pennsylvania Specific Risk. The Fund concentrates its investments in Pennsylvania municipal bonds and, therefore, may be significantly impacted by political, economic or regulatory developments that affect issuers in Pennsylvania and their ability to pay principal and interest on their obligations. The Pennsylvania economy is exhibiting stable, albeit below average, growth. Though decreasing, manufacturing continues to play a large role in Pennsylvania’s economy, representing 11.4% of total employment in 2007, versus 10.1% nationally. Losses in manufacturing have been offset to a great extent by growth in the service industry. Services now represent the largest sector of total employment for Pennsylvania at 41.5%. Slow population growth and aging infrastructure is expected to keep Pennsylvania’s economic growth below national levels for the foreseeable future.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Pennsylvania Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Pennsylvania Index. Conversely, a positive development relating to an issuer of securities in the Pennsylvania Index that is not held by the Fund could cause the Fund to underperform the Pennsylvania Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Pennsylvania Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Pennsylvania Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Pennsylvania Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Pennsylvania Index as would be the case if the Fund purchased all of the securities in the Pennsylvania Index in the proportions in which they are represented in the Pennsylvania Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Pennsylvania Index, the Fund’s return may deviate significantly from the return of the Pennsylvania Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Pennsylvania Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at vaneck.com/etf.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 26, 2011
Registrant Name	dei_EntityRegistrantName	MARKET VECTORS ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001137360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 1, 2011
Prospectus Date	rr_ProspectusDate	Sep 1, 2011
MARKET VECTORS EMERGING MARKETS LOCAL CURRENCY BOND ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors Emerging Markets Local Currency Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the J.P. Morgan Government Bond Index - Emerging Markets Global Core (the “Emerging Markets Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, which are not reflected in the table.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period July 22, 2010 (the Fund’s commencement of operations) through April 30, 2011, the Fund’s portfolio turnover was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Fund’s benchmark is comprised of bonds issued by emerging market governments and denominated in the local currency of the issuer. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Emerging Markets Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Emerging Markets Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Emerging Markets Index, the Fund does not purchase all of the securities in the Emerging Markets Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Emerging Markets Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Emerging Markets Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Emerging Markets Index concentrates in an industry or group of industries. As of July 31, 2011, no industries represented a significant portion of the Emerging Markets Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governement agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up.

Sovereign Debt Risk. Investments in sovereign debt securities involves special risks not present in corporate debt securities. The governmental authority that controls the repayment of the debt may be unable or unwilling to make interest payments and/or repay the principal on its debt. If an issuer of sovereign debt securities defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis.

Risks of Investing in Foreign Securities. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because the Fund may invest in securities denominated in foreign currencies and the income received by the Fund will generally be in foreign currency, changes in currency exchange rates may negatively impact the Fund’s return. In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Risks of Investing in Emerging Market Securities. Investments in emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Restricted Securities/Rule 144A Securities Risk. The Fund’s investments may include restricted securities and Rule 144A securities. Restricted securities and Rule 144A securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in bonds, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Emerging Markets Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value (“NAV”) than would be the case if the Fund held all of the securities in the Emerging Markets Index. Conversely, a positive development relating to an issuer of securities in the Emerging Markets Index that is not held by the Fund could cause the Fund to underperform the Emerging Markets Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Emerging Markets Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Emerging Markets Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Emerging Markets Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Emerging Markets Index as would be the case if the Fund purchased all of the securities in the Index in the proportions in which they are represented in the Emerging Markets Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Emerging Markets Index, the Fund’s return may deviate significantly from the return of the Emerging Markets Index.

Risk of Cash Transactions. Unlike most other exchange-traded funds (“ETFs”), the Fund expects to effect a portion of its creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Emerging Markets Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in bonds, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governement agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on July 22, 2010 and therefore does not have performance history for a full calendar year. Visit vaneck.com/etf for current performance figures.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on July 22, 2010 and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
MARKET VECTORS EMERGING MARKETS LOCAL CURRENCY BOND ETF | MARKET VECTORS EMERGING MARKETS LOCAL CURRENCY BOND ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616
MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors High-Yield Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital Municipal Custom High Yield Composite Index (the “High Yield Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The Fund’s benchmark index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the High Yield Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the High Yield Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the High Yield Index, the Fund does not purchase all of the securities in the High Yield Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the High Yield Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the High Yield Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the High Yield Index concentrates in an industry or group of industries. As of July 31, 2011, the health care and special tax industries (i.e., revenue bonds backed by a specific tax) represented a significant portion of the High Yield Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations.

High Yield Securities Risk. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual municipal developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The secondary market for municipal securities that are junk bonds may be less liquid than the markets for higher quality securities or junk bonds issued by corporate issuers and, as such, may have an adverse effect on the market prices of certain securities.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Restricted Securities/Rule 144A Securities Risk. The Fund’s investments may include restricted securities and Rule 144A securities. Restricted securities and Rule 144A securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Private Activity Bonds Risk. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. The Fund’s private activity bond holdings also may pay interest subject to the alternative minimum tax. See “Shareholder Information—Tax Information” for more details.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the High Yield Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the High Yield Index. Conversely, a positive development relating to an issuer of securities in the High Yield Index that is not held by the Fund could cause the Fund to underperform the High Yield Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the High Yield Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the High Yield Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the High Yield Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the High Yield Index as would be the case if the Fund purchased all of the securities in the High Yield Index in the proportions in which they are represented in the High Yield Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the High Yield Index, the Fund’s return may deviate significantly from the return of the High Yield Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the High Yield Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Fund performed for the last calendar year. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns for one year compared with the Fund’s benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com/etf.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart that follows shows how the Fund performed for the last calendar year. The table below the bar chart shows the Fund's average annual returns (before and after taxes).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 was 5.55%.

Best Quarter:	3.21%	1Q ’10
Worst Quarter:	-5.94%	4Q ’10

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.94%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF | MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	443
Annual Return 2010	rr_AnnualReturn2010	1.86%
1 Year	rr_AverageAnnualReturnYear01	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	13.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2009
MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF | MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	13.25%
MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF | MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	12.34%
MARKET VECTORS HIGH YIELD MUNICIPAL INDEX ETF | Barclays Capital Municipal Custom High Yield Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.71%
Since Inception	rr_AverageAnnualReturnSinceInception	15.96%
MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors Intermediate Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free Intermediate Continuous Municipal Index (the “Intermediate Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Intermediate Index. The Intermediate Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated intermediate term tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Intermediate Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Intermediate Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Intermediate Index, the Fund does not purchase all of the securities in the Intermediate Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Intermediate Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Intermediate Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Intermediate Index concentrates in an industry or group of industries. As of July 31, 2011, the transportation and special tax (i.e., revenue bonds backed by a specific tax) industries represented a significant portion of the Intermediate Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Intermediate Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Intermediate Index. Conversely, a positive development relating to an issuer of securities in the Intermediate Index that is not held by the Fund could cause the Fund to underperform the Intermediate Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Intermediate Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Intermediate Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Intermediate Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Intermediate Index as would be the case if the Fund purchased all of the securities in the Intermediate Index in the proportions in which they are represented in the Intermediate Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Intermediate Index, the Fund’s return may deviate significantly from the return of the Intermediate Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Intermediate Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years shown compared with the Fund’s benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at vaneck.com/etf.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund's average annual returns (before and after taxes).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 was 5.14%.

Best Quarter:	7.30%	3Q ’09
Worst Quarter:	-5.27%	4Q ’10

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.27%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF | MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	306
Annual Return 2008	rr_AnnualReturn2008	(0.75%)
Annual Return 2009	rr_AnnualReturn2009	10.75%
Annual Return 2010	rr_AnnualReturn2010	2.28%
1 Year	rr_AverageAnnualReturnYear01	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 4, 2007
MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF | MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF | MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
MARKET VECTORS INTERMEDIATE MUNICIPAL INDEX ETF | Barclays Capital AMT-Free Intermediate Continuous Municipal Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors Investment Grade Floating Rate ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Investment Grade Floating Rate Index (the “Floating Rate Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period April 25, 2011 (the Fund’s commencement of operations) through April 30, 2011, the Fund’s portfolio turnover was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Fund’s benchmark is comprised of U.S. dollar-denominated floating rate notes issued by corporate issuers or similar commercial entities that are public reporting companies in the U.S. and rated investment grade by at least one of three rating services: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch International Rating Agency (“Fitch”). Investment grade securities are those rated Baa3 or higher by Moody’s or rated BBB- or higher by S&P or Fitch. The Fund will generally invest a significant portion of its assets in Rule 144A securities. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Floating Rate Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Floating Rate Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Floating Rate Index, the Fund does not purchase all of the securities in the Floating Rate Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Floating Rate Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Floating Rate Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Floating Rate Index concentrates in an industry or group of industries. As of July 31, 2011, the financial services industry represented a significant portion of the Floating Rate Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates, although floating rate securities may reduce this risk because their interest rates periodically reset. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up.

Risks of Investing in the Financial Services Sector. The Fund will generally invest a significant portion of its assets in the financial services industry. As such, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates. The profitability of companies in the financial services sector may be adversely affected by loan losses, which usually increase in economic downturns. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in such institutions.

Restricted Securities/Rule 144A Securities Risk. Restricted securities and Rule 144A securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in corporate bonds, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Floating Rate Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Floating Rate Index. Conversely, a positive development relating to an issuer of securities in the Floating Rate Index that is not held by the Fund could cause the Fund to underperform the Floating Rate Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Floating Rate Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Floating Rate Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Floating Rate Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Floating Rate Index, the Fund’s return may deviate significantly from the return of the Floating Rate Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Floating Rate Index as would be the case if the Fund purchased all of the securities in the Floating Rate Index in the proportions in which they are represented in the Floating Rate Index. The Fund is expected to value some or all of its investments based on fair value prices.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in corporate bonds, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on April 25, 2011 and therefore does not have a performance history for a full calendar year. Visit vaneck.com/etf for current performance figures.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund commenced operations on April 25, 2011 and therefore does not have a performance history for a full calendar year.
MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF | MARKET VECTORS INVESTMENT GRADE FLOATING RATE ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[4]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	127
MARKET VECTORS LONG MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors Long Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free Long Continuous Municipal Index (the “Long Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Long Index. The Long Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Long Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Long Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Long Index, the Fund does not purchase all of the securities in the Long Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Long Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Long Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Long Index concentrates in an industry or group of industries. As of July 31, 2011, the health care, transportation, special tax (i.e., revenue bonds backed by a specific tax) and education industries represented a significant portion of the Long Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Long Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Long Index. Conversely, a positive development relating to an issuer of securities in the Long Index that is not held by the Fund could cause the Fund to underperform the Long Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Long Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Long Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Long Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Long Index as would be the case if the Fund purchased all of the securities in the Long Index in the proportions in which they are represented in the Long Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Long Index, the Fund’s return may deviate significantly from the return of the Long Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Long Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year compared with the Fund’s benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at vaneck.com/etf.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 was 6.75%.

Best Quarter:	10.82%	3Q ’09
Worst Quarter:	-8.60%	4Q ’10

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.60%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
MARKET VECTORS LONG MUNICIPAL INDEX ETF | MARKET VECTORS LONG MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	306
Annual Return 2009	rr_AnnualReturn2009	17.93%
Annual Return 2010	rr_AnnualReturn2010	(0.67%)
1 Year	rr_AverageAnnualReturnYear01	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
MARKET VECTORS LONG MUNICIPAL INDEX ETF | MARKET VECTORS LONG MUNICIPAL INDEX ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.50%)
MARKET VECTORS LONG MUNICIPAL INDEX ETF | MARKET VECTORS LONG MUNICIPAL INDEX ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
MARKET VECTORS LONG MUNICIPAL INDEX ETF | Barclays Capital AMT-Free Intermediate Continuous Municipal Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.85%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors Pre-Refunded Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital Municipal Pre-Refunded—Treasury-Escrowed Index (the “Pre-Refunded Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The Fund’s benchmark is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated high yield tax-exempt bond market. Constituent bonds include pre-refunded and/or escrowed-to-maturity municipal bonds, provided that the collateral in the escrow account is comprised strictly of obligations of, and carry the full faith and credit of, the U.S. Treasury. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Pre-Refunded Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Pre-Refunded Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Pre-Refunded Index, the Fund does not purchase all of the securities in the Pre-Refunded Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Pre-Refunded Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Pre-Refunded Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Pre-Refunded Index concentrates in an industry or group of industries. As of July 31, 2011, the transportation industry represented a significant portion of the Pre-Refunded Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations.

Pre-Refunded Bonds Risk. Pre-refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded bonds commonly referred to as “escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded bonds held by the Fund is funded from securities held in a designated escrow account where such securities are obligations of and carry the full faith and credit of the U.S. Treasury. The securities held in the escrow fund pledged to pay the principal and interest of the pre-refunded bond do not guarantee the price of the bond. Investment in pre-refunded bonds held by the Fund may subject the Fund to interest rate and reinvestment risk.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Reinvestment Risk. Reinvestment risk is the risk that proceeds from the current investment, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment. Reinvestment risk is greater on short- to intermediate-term instruments.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Pre-Refunded Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Pre-Refunded Index. Conversely, a positive development relating to an issuer of securities in the Pre-Refunded Index that is not held by the Fund could cause the Fund to underperform the Pre-Refunded Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Pre-Refunded Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Pre-Refunded Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Pre-Refunded Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Pre-Refunded Index as would be the case if the Fund purchased all of the securities in the Pre-Refunded Index in the proportions in which they are represented in the Pre-Refunded Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Pre-Refunded Index, the Fund’s return may deviate significantly from the return of the Pre-Refunded Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Pre-Refunded Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Fund performed for the last calendar year. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns for one year compared with the Fund’s benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com/etf.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year compared with the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 was 2.18%.

Best Quarter:	1.41%	2Q ’10
Worst Quarter:	-1.88%	4Q ’10

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.88%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF | MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	306
Annual Return 2010	rr_AnnualReturn2010	0.62%
1 Year	rr_AverageAnnualReturnYear01	0.62%
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2009
MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF | MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.62%
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF | MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
MARKET VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF | Barclays Capital Municipal Pre-Refunded-Treasury-Escrowed Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
MARKET VECTORS SHORT MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors Short Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free Short Continuous Municipal Index (the “Short Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Short Index. The Short Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Short Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Short Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Short Index, the Fund does not purchase all of the securities in the Short Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Short Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Short Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Short Index concentrates in an industry or group of industries. As of July 31, 2011, the special tax (i.e., revenue bonds backed by a specific tax) and transportation industries represented a significant portion of the Short Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Short Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Short Index. Conversely, a positive development relating to an issuer of securities in the Short Index that is not held by the Fund could cause the Fund to underperform the Short Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Short Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Short Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Short Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Short Index as would be the case if the Fund purchased all of the securities in the Short Index in the proportions in which they are represented in the Short Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Short Index, the Fund’s return may deviate significantly from the return of the Short Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Short Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year compared with the Fund’s benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at vaneck.com/etf.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 was 3.03%.

Best Quarter:	3.16%	3Q ’09
Worst Quarter:	-1.85%	4Q ’10

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.85%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
MARKET VECTORS SHORT MUNICIPAL INDEX ETF | MARKET VECTORS SHORT MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	255
Annual Return 2009	rr_AnnualReturn2009	6.76%
Annual Return 2010	rr_AnnualReturn2010	1.88%
1 Year	rr_AverageAnnualReturnYear01	1.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
MARKET VECTORS SHORT MUNICIPAL INDEX ETF | MARKET VECTORS SHORT MUNICIPAL INDEX ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
MARKET VECTORS SHORT MUNICIPAL INDEX ETF | MARKET VECTORS SHORT MUNICIPAL INDEX ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
MARKET VECTORS SHORT MUNICIPAL INDEX ETF | Barclays Capital AMT-Free Short Continuous Municipal Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
MARKET VECTORS CALIFORNIA LONG MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors California Long Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free California Long Municipal Index (the “California Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover figures are available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the California Index. The California Index is comprised of publicly traded California municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the California Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the California Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the California Index, the Fund does not purchase all of the securities in the California Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the California Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the California Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the California Index concentrates in an industry or group of industries.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

California Specific Risk. Investors will be exposed to risks associated with the unique aspects of the State of California’s economy, political system and government financing structures. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. The deterioration of California’s fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities, and the Fund’s net asset value (“NAV”), will experience greater volatility. In addition, further downgrades of California’s general obligation bond rating could result in a reduction in the market value of the California municipal securities held by the Fund, which could negatively impact the Fund’s NAV and/or the distributions paid by the Fund. Future political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of issuers of California municipal securities.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the California Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the California Index. Conversely, a positive development relating to an issuer of securities in the California Index that is not held by the Fund could cause the Fund to underperform the California Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the California Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the California Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the California Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the California Index as would be the case if the Fund purchased all of the securities in the California Index in the proportions in which they are represented in the California Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the California Index, the Fund’s return may deviate significantly from the return of the California Index.

Risks of Cash Transactions. Unlike most other exchange-traded funds (“ETFs”), the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income tax or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the California Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended ("1940 Act"). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at vaneck.com/etf.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
MARKET VECTORS CALIFORNIA LONG MUNICIPAL INDEX ETF | MARKET VECTORS CALIFORNIA LONG MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
MARKET VECTORS MASSACHUSETTS MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors Massachusetts Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free Massachusetts Municipal Index (the “Massachusetts Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover figures are available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Massachusetts Index. The Massachusetts Index is comprised of publicly traded Massachusetts municipal bonds that cover the U.S. dollar denominated tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Massachusetts Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Massachusetts Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Massachusetts Index, the Fund does not purchase all of the securities in the Massachusetts Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Massachusetts Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Massachusetts Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Massachusetts Index concentrates in an industry or group of industries.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Massachusetts Specific Risk. The Fund concentrates its investments in Massachusetts municipal bonds and, therefore, may be significantly impacted by political, economic or regulatory developments that affect issuers in Massachusetts and their ability to pay principal and interest on their obligations. Massachusetts is a densely populated state with a well educated population, comparatively high income levels and a relatively diversified economy. In April 2006, Massachusetts passed legislation essentially mandating healthcare insurance for all residents. Those residents unable to secure insurance on their own will have their premiums subsidized by the Commonwealth. Firms with more than 10 workers will be required to provide insurance to their employees or pay a fee to the Commonwealth. It is unknown at this time whether this new legislation will ultimately reduce or increase healthcare costs to the Commonwealth and its employers. Though impacted more severely than most states during the recent recession, the Commonwealth has taken steps to improve its financial profile on an ongoing basis. Changes in the way school construction and the Massachusetts Bay Transportation Authority are funded should create more budgetary certainty. The Commonwealth’s Budget Stabilization Fund ended fiscal year 2007 with a balance of  $2.3 billion. The Budget Stabilization Fund is projected to remain at  $2.1 billion at the end of fiscal year 2008.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Massachusetts Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Massachusetts Index. Conversely, a positive development relating to an issuer of securities in the Massachusetts Index that is not held by the Fund could cause the Fund to underperform the Massachusetts Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Massachusetts Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Massachusetts Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Massachusetts Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Massachusetts Index as would be the case if the Fund purchased all of the securities in the Massachusetts Index in the proportions in which they are represented in the Massachusetts Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Massachusetts Index, the Fund’s return may deviate significantly from the return of the Massachusetts Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income tax or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Massachusetts Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at vaneck.com/etf.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
MARKET VECTORS MASSACHUSETTS MUNICIPAL INDEX ETF | MARKET VECTORS MASSACHUSETTS MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
MARKET VECTORS NEW JERSEY MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors New Jersey Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free New Jersey Municipal Index (the “New Jersey Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover figures are available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the New Jersey Index. The New Jersey Index is comprised of publicly traded New Jersey municipal bonds that cover the U.S. dollar denominated tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the New Jersey Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the New Jersey Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the New Jersey Index, the Fund does not purchase all of the securities in the New Jersey Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the New Jersey Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the New Jersey Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the New Jersey Index concentrates in an industry or group of industries.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

New Jersey Specific Risk. The Fund concentrates its investments in New Jersey municipal bonds and, therefore, may be significantly impacted by political, economic or regulatory developments that affect issuers in New Jersey and their ability to pay principal and interest on their obligations. New Jersey’s economy is closely tied to New York City’s economy and has benefited from an influx of jobs from New York City. The State’s high cost nature and slow population growth are often cited as impediments to higher economic growth. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post employment benefits. New Jersey’s debt burden has increased substantially in the past decade and is high by any number of measurements. This may reduce financial flexibility in the future.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the New Jersey Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the New Jersey Index. Conversely, a positive development relating to an issuer of securities in the New Jersey Index that is not held by the Fund could cause the Fund to underperform the New Jersey Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the New Jersey Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the New Jersey Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the New Jersey Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the New Jersey Index as would be the case if the Fund purchased all of the securities in the New Jersey Index in the proportions in which they are represented in the New Jersey Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the New Jersey Index, the Fund’s return may deviate significantly from the return of the New Jersey Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the New Jersey Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at vaneck.com/etf.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
MARKET VECTORS NEW JERSEY MUNICIPAL INDEX ETF | MARKET VECTORS NEW JERSEY MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
MARKET VECTORS NEW YORK LONG MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors New York Long Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free New York Long Municipal Index (the “New York Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover figures are available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the New York Index. The New York Index is comprised of publicly traded New York municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the New York Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the New York Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the New York Index, the Fund does not purchase all of the securities in the New York Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the New York Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the New York Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the New York Index concentrates in an industry or group of industries.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

New York Specific Risk. The Fund concentrates its investments in New York municipal bonds and, therefore, will have greater exposure to negative political, economic, regulatory or other factors within the State of New York, including the financial condition of its public authorities and political subdivisions, than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the New York Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the New York Index. Conversely, a positive development relating to an issuer of securities in the New York Index that is not held by the Fund could cause the Fund to underperform the New York Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the New York Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the New York Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the New York Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the New York Index as would be the case if the Fund purchased all of the securities in the New York Index in the proportions in which they are represented in the New York Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the New York Index, the Fund’s return may deviate significantly from the return of the New York Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the New York Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at vaneck.com/etf.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
MARKET VECTORS NEW YORK LONG MUNICIPAL INDEX ETF | MARKET VECTORS NEW YORK LONG MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
MARKET VECTORS OHIO MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors Ohio Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free Ohio Municipal Index (the “Ohio Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover figures are available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Ohio Index. The Ohio Index is comprised of publicly traded Ohio municipal bonds that cover the U.S. dollar denominated tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Ohio Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Ohio Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Ohio Index, the Fund does not purchase all of the securities in the Ohio Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Ohio Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Ohio Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Ohio Index concentrates in an industry or group of industries.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Ohio Specific Risk. The Fund concentrates its investments in Ohio municipal bonds and, therefore, may be significantly impacted by political, economic or regulatory developments that affect issuers in Ohio and their ability to pay principal and interest on their obligations. According to Economy.com, Ohio’s economy is growing slowly and is one of the weakest in the nation. Population growth remains very low and Ohio is one of the four slowest growing states in the nation. Ohio’s large exposure to the auto industry has been a drag on its economy as the industry continues to struggle. Ohio ranks among the nation’s highest for personal bankruptcy filings, mortgage foreclosures and mortgage delinquency rates according to FDIC. The State continues to cut services in order to accommodate the reduction of revenue. In addition, the State and its various subdivisions may face increasing financial pressure from costs relating to pensions and other post employment benefits.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Ohio Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Ohio Index. Conversely, a positive development relating to an issuer of securities in the Ohio Index that is not held by the Fund could cause the Fund to underperform the Ohio Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Ohio Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Ohio Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Ohio Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Ohio Index as would be the case if the Fund purchased all of the securities in the Ohio Index in the proportions in which they are represented in the Ohio Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Ohio Index, the Fund’s return may deviate significantly from the return of the Ohio Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Ohio Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at vaneck.com/etf.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
MARKET VECTORS OHIO MUNICIPAL INDEX ETF | MARKET VECTORS OHIO MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
MARKET VECTORS PENNSYLVANIA MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors Pennsylvania Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital AMT-Free Pennsylvania Municipal Index (the “Pennsylvania Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover figures are available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Pennsylvania Index. The Pennsylvania Index is comprised of publicly traded Pennsylvania municipal bonds that cover the U.S. dollar denominated tax-exempt bond market. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment. The Board of Trustees of the Trust may change the Fund’s investment strategy, index and other policies without shareholder approval, except as otherwise indicated.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Pennsylvania Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Pennsylvania Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Pennsylvania Index, the Fund does not purchase all of the securities in the Pennsylvania Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Pennsylvania Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Pennsylvania Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Pennsylvania Index concentrates in an industry or group of industries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Principal Investment StrategiesThe Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Pennsylvania Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Call Risk. The Fund may invest in callable bonds, and such issuers may “call” or repay these securities with higher coupon or interest rates before the security’s maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Pennsylvania Specific Risk. The Fund concentrates its investments in Pennsylvania municipal bonds and, therefore, may be significantly impacted by political, economic or regulatory developments that affect issuers in Pennsylvania and their ability to pay principal and interest on their obligations. The Pennsylvania economy is exhibiting stable, albeit below average, growth. Though decreasing, manufacturing continues to play a large role in Pennsylvania’s economy, representing 11.4% of total employment in 2007, versus 10.1% nationally. Losses in manufacturing have been offset to a great extent by growth in the service industry. Services now represent the largest sector of total employment for Pennsylvania at 41.5%. Slow population growth and aging infrastructure is expected to keep Pennsylvania’s economic growth below national levels for the foreseeable future.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Pennsylvania Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Pennsylvania Index. Conversely, a positive development relating to an issuer of securities in the Pennsylvania Index that is not held by the Fund could cause the Fund to underperform the Pennsylvania Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Pennsylvania Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Pennsylvania Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Pennsylvania Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Pennsylvania Index as would be the case if the Fund purchased all of the securities in the Pennsylvania Index in the proportions in which they are represented in the Pennsylvania Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Pennsylvania Index, the Fund’s return may deviate significantly from the return of the Pennsylvania Index.

Risks of Cash Transactions. Unlike most other ETFs, the Fund expects to effect creations and redemptions for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries or geographic region to the extent the Pennsylvania Index concentrates in a particular sector or sectors or industry or group of industries or geographic region. To the extent that the Fund’s investments are concentrated in a particular sector, industry or geographic region, the Fund will be susceptible to loss due to adverse occurrences affecting that sector, industry or geographic region.

Risk Lose Money [Text]	rr_RiskLoseMoney	Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the municipal securities market, general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at vaneck.com/etf.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com/etf
MARKET VECTORS PENNSYLVANIA MUNICIPAL INDEX ETF | MARKET VECTORS PENNSYLVANIA MUNICIPAL INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80

[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund's average daily net assets per year until at least September 1, 2012. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.
[2]	The Investment Management Agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.
[3]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[4]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.19% of the Fund's average daily net assets per year until at least September 1, 2012. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.